TAXES	12 Months Ended
Sep. 30, 2021
TAXES.
TAXES

NOTE 11 –TAXES

(a)Corporate Income Taxes

The Company, its subsidiaries, the VIE and VIE’s subsidiaries are subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended September 30, 2021, 2020 and 2019, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The WFOE, the VIE and VIE’s subsidiaries are all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of PRC, current corporate income tax rate of 25% is applicable to all companies, including both domestic and foreign-invested companies. However, according to Tax Preferential Policies for the Development of the Western Region, Gansu QLS and its subsidiary Chengdu QLS are eligible for a favorable income tax rate of 15% for the years ended September 30, 2021, 2020 and 2019.

On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $154,000, for the period from January 1, 2019 to December 31, 2020, the income before tax is reduced to 25% as their taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $154,000, but not more than RMB3,000,000, approximately $465,000, the income is reduced to 50% as their taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. On April 2, 2021, the State Taxation Administration further reduced the tax for small-scale and low-profit enterprises for the periods from Jan 1, 2021 to December 31, 2022 as following: for entities whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $154,000, the income before tax is reduced to 12.5% as its taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 2.5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $154,000, but not more than RMB3,000,000, approximately $465,000, the income is reduced to 50% as their taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s affiliated entities fother than Gansu QLS and Chengdu QLS met the criteria of small-scale and low-profit enterprises.

Income before income taxes is derived from the following jurisdiction:

	For the year ended
	September 30,
	2021	2020	2019
China	$3,252,583	$5,805,349	$6,941,919
Cayman Islands	110,694	—	—
Total	$3,363,277	$5,805,349	$6,941,919

Significant components of the provision for income taxes were as follows:

	For the year ended
	September 30,
	2021	2020	2019
Current income taxes	$301,320	$951,403	$984,785
Deferred income taxes	(46,187)	(86,495)	48,655
Total	$255,133	$864,908	$1,033,440

The impact of these tax holidays decreased our taxes by $458,163, $603,091 and $710,083 for the years ended September 30, 2021, 2020 and 2019, respectively. The benefit of the tax holidays on net income per share was $0.013, $0.020 and $0.024 for the years ended September 30, 2021, 2020 and 2011, respectively.

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes.

Temporary differences and carryforwards of the Company, its subsidiaries, the VIE and VIE’s subsidiaries that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2021	September 30, 2020
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$51,122	$36,451
NOL Carryforwards	262,701	158,758
Deferred government grants	113,297	166,041
Total deferred tax assets	$427,120	$361,250

The Company, its subsidiaries, the VIE and VIE’s subsidiaries periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Based upon management’s assessment of all available evidence, there was no valuation allowance provided as of September 30, 2021 and 2020.

All of the tax returns of WFOE, VIE and VIE’s subsidiaries remain open for statutory examination by PRC tax authorities for five years from the date of filing.

The following table reconciles the statutory rates to the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ effective tax rate:

	For the year ended
	September 30,
	2021	2020	2019
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(13.6)%	(10.5)%	(10.2)%
Permanent difference	(3.8)%	0.4%	0.1%
Effective tax rate	7.6%	14.9%	14.9%

(b)Taxes Payable

The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ taxes payable consists of the following:

	September 30,	September 30,
	2021	2020
VAT tax payable	$64,129	$644,244
Corporate income tax payable	148,204	631,590
Business and other taxes payable	92,972	107,348
Total	$305,305	$1,383,182